Note Payable	6 Months Ended
Jun. 30, 2011
Debt Disclosure [Text Block]
Note 11 - Note Payable

On June 30, 2011, the Company entered into an agreement with its former president and director concurrently with the Share Exchange Agreement and Plan of Reorganization described in Note 1, pursuant to which he returned 10,000,000 shares of the Company’s common stock to the Company for cancelation in exchange for $80,000. The $80,000 was a 90-day note bearing interest at 0.46% per annum payable to the former shareholder.